Financial Instruments and Financial Risk Management - Summary of Fair Value of Commodity Swaps Valuation by Discounted Cash Flow Method (Detail) lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) USD_per_Pound lb	Dec. 31, 2020 CAD ($) lb
Disclosure of fair value of commodity swaps [line items]
Settlement payables (Note 29(b)) | $	$ 9	$ 6
Swap contract
Disclosure of fair value of commodity swaps [line items]
Settlement payables (Note 29(b)) | $	$ 9
Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	140
Financial assets | $	$ 9
Current derivative financial assets | $	$ 9
Swap contract | Lead
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	59
Financial assets | $	$ 0
Current derivative financial assets | $	$ 0
Payable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	63	112
Payable positions | Lead
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	10	19
Payable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.57
Payable positions | Swap contract | Lead
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.05
Receivable positions | Zinc
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	175	142
Receivable positions | Lead
Disclosure of fair value of commodity swaps [line items]
Pounds | lb	53	42
Receivable positions | Swap contract | Zinc
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.60
Receivable positions | Swap contract | Lead
Disclosure of fair value of commodity swaps [line items]
Average Price of Commitments | USD_per_Pound	1.04